Impairment and result on disposal of non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairment And Result On Disposal Of Non-current Assets
Schedule of disposals of non-current assets

Year ended December 31,	Notes	2025	2024	2023
Newfoundland and Labrador	12(a)	(1,745)	(540)	–
Goodwill allocated to nickel operations in Canada	12(a)	(1,735)	–	–
Thompson	12(a)	(98)	(1,405)	–
Sol do Cerrado solar park		–	(265)	–
Impairment		(3,578)	(2,210)	–

Result of disposals of non-current assets, net and others	13, 15 and 31	(1,021)	2,511	(266)
Impairment and result on disposals of non-current assets, net		(4,599)	301	(266)

Schedule of impairment test for the nickel assets

	VNL (i)	Vale Canada Limited (ii)	Onça Puma (iii)	PTVI (iv)
Carrying amount after the impairment loss, when applicable	786	4,830	1,631	1,769
Impairment testing results	Impairment loss in the amount of US$1,745.	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.	The recoverable amount of the investment is higher than the carrying amount. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD	FVLCD	FVLCD
Discount rate	6.5%	6.5%	7.3%	6.8%
Period of cash flow projections	2049	2049	2069	2064
Range of nickel forecasted prices	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000

(i) Includes the operations of Vale Newfoundland and Labrador, which comprise two nickel mines, a concentrator plant, and a refinery.

(ii) Includes the operations of Vale Canada Limited, which comprise six nickel mines, a concentrator plant, one smelter, and four refineries.

(iii) Includes the operations of Mineração Onça Puma, which comprise a nickel mine and two furnaces.

(iv) Includes Vale’s 33.88% interest in PT Vale Indonesia (note 30).

2024 impairment test for the nickel assets (excluding goodwill)

At the end of the 2024 fiscal year, the Company identified impairment indicators related to the nickel operations in Thompson and Newfoundland and Labrador, both located in Canada. For both tests, the key assumptions used were:

	Vale Canada Limited	VNL
Carrying amount after the impairment loss, if applicable	4,196	2,405
Impairment testing results	Impairment loss in the amount of US$1,405.	Impairment loss in the amount of US$540.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.0%	5.0%-6.0%
Period of cash flow projections	2035	2049
Range of nickel forecasted prices	US$/t 16,662 – 21,000	US$/t 16,662 – 21,000

Schedule of impairment test for the goodwill

Year ended December 31,	2025	2024
Carrying amount after the impairment loss, when applicable	–	1,655
Impairment testing results	Impairment loss in the amount of US$1,735, corresponding to the full value of the goodwill	The recoverable amount of the CGUs is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.5%	5.0%-6.0%
Period of cash flow projections	2049	2035-2049
Range of nickel forecasted prices	US$/t 16,100 – 18,000	US$/t 16,662 – 21,000
Sensitivity of key assumptions	–	A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.

b) Impairment of iron ore and pellet assets

The Company did not identify any changes in circumstances or indicators that could result in a reduction in the recoverable amount of the Iron Ore and Pellets CGU. Nevertheless, the Company performed the impairment test for the goodwill, as summarized below.

Goodwill allocated to iron ore and pellet operations

Includes the goodwill arising from the acquisition of iron ore businesses and the goodwill resulting from the merger of Valepar into Vale S.A. in 2017.

Year ended December 31,	2025	2024
Carrying amount after the impairment loss, if applicable	1,297	1,152
Impairment testing results	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.3%	7.2%
Period of cash flow projections	2055	2054
Range of iron ore forecasted prices	US$/t 78 – 91	US$/t 78 – 95
Sensitivity of key assumptions	A 23% reduction in the long-term prices of all commodities or a 48% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.